May 31, 2020
T. Rowe Price Blue Chip Growth Portfolio

Supplement to the Prospectuses and Summary Prospectuses and Statements of Additional Information (“SAI”), each as dated above:

On May 26, 2021, each Fund’s shareholders approved a proposal to reclassify the Fund’s diversification status from diversified to nondiversified and eliminate a related fundamental investment policy. The change to each Fund’s diversification status and the elimination of the fundamental policy becomes effective on June 1, 2021. Accordingly, all of the following changes to each Fund’s prospectus and SAI are effective June 1, 2021.

Under “Principal Investment Strategies” in Sections 1 and 2 of each Fund’s prospectus, the following is added:

The fund is “nondiversified,” meaning it may invest a greater portion of its assets in fewer issuers than is permissible for a “diversified” fund.

Under “Principal Risks” in Section 1 of each Fund’s prospectus, the following risk is added:

Nondiversification As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than that of a similar fund that is more broadly diversified.